Fair Values - Summary of Difference between Carrying Amount and Fair Value of Assets and Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Financial Assets
Cash and due from banks	$ 27,388,784	$ 10,408,716	$ 10,358,422
Repo transactions		4,945,864
Other financial assets	1,698,054	2,388,795	3,458,243
Loans and other financing	77,208,464	87,108,670
Financial assets delivered as guarantee	2,007,217	1,921,219	2,699,392
Financial assets	100,363,273	113,840,985	80,798,154
Financial Liabilities
Deposits	94,906,014	83,284,983	66,075,709
Repo Transactions			1,088,747
Other financial liabilities	4,267,239	5,774,555	5,584,663
Unsubordinated Negotiable obligations	9,307,171	12,681,237
Financial liabilities	118,259,386	107,959,202	82,264,404
Carrying value [member]
Financial Assets
Cash and due from banks	33,687,553	16,384,924	14,795,794
Repo transactions		4,945,864
Other financial assets	1,682,985	995,427	2,805,698
Loans and other financing	77,208,464	87,108,670	69,996,876
Other Debt Securities	4,198,548	529,844	1,334,886
Financial assets delivered as guarantee	124,617	175,723	190,457
Financial assets	116,902,167	105,194,588	89,123,711
Financial Liabilities
Deposits	94,906,014	83,284,983	66,075,709
Repo Transactions			1,088,747
Other financial liabilities	1,359,535	1,828,235	1,164,464
Financing received from the BCRA and other financial institutions	8,017,871	5,131,788	3,152,177
Unsubordinated Negotiable obligations		12,681,237	3,775,525
Unsubordinated Negotiable obligations	9,307,171
Subordinated negotiable obligations	1,383,817	1,012,661	2,540,433
Financial liabilities	114,974,408	103,938,904	76,708,308
At fair value [member]
Financial Assets
Cash and due from banks	33,687,553	16,384,924	14,760,035
Repo transactions		4,945,864
Other financial assets	15,069	1,393,368	652,545
Loans and other financing	90,052,089	92,829,727	72,119,588
Other Debt Securities	4,203,711	529,887	1,364,494
Financial assets delivered as guarantee	124,617	175,738	190,457
Financial assets	129,750,955	110,915,870	98,383,961
Financial Liabilities
Deposits	94,667,583	83,235,616	66,075,709
Repo Transactions			1,088,747
Other financial liabilities	2,907,704	3,946,320	4,420,199
Financing received from the BCRA and other financial institutions	6,587,763	5,131,788	3,152,177
Unsubordinated Negotiable obligations		12,681,237	3,793,025
Unsubordinated Negotiable obligations	7,952,052
Subordinated negotiable obligations	1,371,488	1,012,661	2,583,806
Financial liabilities		103,889,537	76,769,181
Level 1 of fair value hierarchy [member] | At fair value [member]
Financial Assets
Cash and due from banks	33,687,553	16,384,924	14,760,035
Repo transactions		4,945,864
Other financial assets	15,069	1,393,368	652,545
Other Debt Securities	4,203,711	529,887	1,329,557
Financial assets delivered as guarantee	124,617	175,738	190,457
Financial assets	39,698,866	18,086,143	26,229,436
Financial Liabilities
Repo Transactions			1,088,747
Other financial liabilities	2,907,704	3,946,320	4,420,199
Financing received from the BCRA and other financial institutions	34,489	5,131,788	434,807
Unsubordinated Negotiable obligations		12,681,237	3,793,025
Unsubordinated Negotiable obligations	7,952,052
Subordinated negotiable obligations	1,371,488	1,012,661	2,583,806
Financial liabilities	10,717,564	20,653,921	7,976,102
Level 3 of fair value hierarchy [member] | At fair value [member]
Financial Assets
Loans and other financing	90,052,089	92,829,727	72,119,588
Other Debt Securities			34,937
Financial assets	90,052,089	92,829,727	72,154,525
Financial Liabilities
Deposits	94,667,583	83,235,616	66,075,709
Financing received from the BCRA and other financial institutions	6,553,274		2,717,370
Financial liabilities	$ 101,220,857	$ 83,235,616	$ 68,793,079